Offerings	Sep. 21, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value $0.02288 per share
Amount Registered | shares	32,993,758
Proposed Maximum Offering Price per Unit	10.40
Maximum Aggregate Offering Price	$ 343,135,083.20
Fee Rate	0.01381%
Amount of Registration Fee	$ 47,386.95
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 shall cover any shares of the registrant’s ordinary shares, $0.02288 par value (the “Shares”) that becomes issuable in respect of the securities identified in the above table by reason of any stock dividend, stock split, recapitalization, or any other similar transaction effected without the receipt of consideration which results in an increase in the number of outstanding Shares.

Represents 32,993,758 Shares reserved for issuance under the newcleo plc 2026 Equity Incentive Plan (the “2026 Plan”). To the extent outstanding equity awards granted under the 2026 Plan are cancelled, forfeited, or otherwise terminated without being exercised, the number of shares underlying such awards will be available for future grant under the 2026 Plan. The 2026 Plan provides that the number of shares reserved and available for issuance thereunder will automatically increase on January 1, 2027 and each January 1 thereafter by (i) 5% of the total number of Shares in issue (calculated on a fully diluted basis) on the immediately preceding December 31 or (ii) such lesser number of shares as determined by the Board of Directors of the Registrant.

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) of the Securities Act. The Registrant calculated the proposed maximum aggregate offering price based on the per share redemption price of $10.40 as set forth in the Registrant’s Registration Statement on Form F-4 filed by the Registrant with the Commission on July 6, 2026 (File No. 333-297284), which contains the Registrant’s audited financial statements for the latest fiscal year for which such financial statements have been filed (the “Form F-4”).
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value $0.02288 per share
Amount Registered | shares	6,598,752
Proposed Maximum Offering Price per Unit	10.40
Maximum Aggregate Offering Price	$ 68,627,020.80
Fee Rate	0.01381%
Amount of Registration Fee	$ 9,477.39
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 shall cover any shares of the registrant’s ordinary shares, $0.02288 par value (the “Shares”) that becomes issuable in respect of the securities identified in the above table by reason of any stock dividend, stock split, recapitalization, or any other similar transaction effected without the receipt of consideration which results in an increase in the number of outstanding Shares.

Represents 6,598,752 Shares reserved for issuance under the newcleo plc 2026 Employee Stock Purchase Plan (the “Stock Plan”). The Stock Plan provides that the number of shares reserved and available for issuance thereunder automatically increases each January 1, beginning January 1, 2027 and ending on January 1, 2036, by the lesser of (i) 1% of the Registrant’s total number of Shares outstanding (calculated on a fully diluted basis) on the immediately preceding December 31 and (ii) such number of Shares as determined by the Board of Directors of the Registrant, provided that no more than 39,592,509 Shares may be issued under the Stock Plan.

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) of the Securities Act and based on 85% of the per share redemption price of $10.40 as set forth in the Form F-4. Pursuant to the Stock Plan, the purchase price of the shares of common stock reserved for issuance thereunder will be 85% of the fair market value of a share of common stock on the first trading day of the offering period or on the exercise date, whichever is less.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value $0.02288 per share
Amount Registered | shares	13,274,757
Proposed Maximum Offering Price per Unit	0.0228
Maximum Aggregate Offering Price	$ 302,664.46
Fee Rate	0.01381%
Amount of Registration Fee	$ 41.94
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 shall cover any shares of the registrant’s ordinary shares, $0.02288 par value (the “Shares”) that becomes issuable in respect of the securities identified in the above table by reason of any stock dividend, stock split, recapitalization, or any other similar transaction effected without the receipt of consideration which results in an increase in the number of outstanding Shares.

Represents 13,274,757 Shares reserved for issuance upon the exercise of outstanding options previously granted under the Newcleo Ltd Share Plan, adopted June 17, 2022 (“2022 Plan”) and the Newcleo Ltd Non-Employee Share Plan, adopted June 17, 2022 (the “Non-Employee Share Plan”), which options were assumed by the Registrant in connection with the consummation, on September 21, 2026, of a business combination (the “Business Combination”) among NewHold Investment Corp III, a Cayman Islands exempted company with limited liability (the “SPAC”), NewCleo Ltd., a private limited company incorporated under the laws of England and Wales (“NewCleo Ltd.”), newcleo1 Ltd., a Cayman Islands exempted company with limited liability and a direct wholly owned subsidiary of NewCleo Ltd. (“Merger Sub 1”), and newcleo2 Ltd., a Cayman Islands exempted company with limited liability and a direct wholly owned subsidiary of NewCleo Ltd. (“Merger Sub 2” ), pursuant to which Merger Sub 1 merged with and into SPAC with SPAC being the surviving company and SPAC thereafter merged with and into Merger Sub 2 with Merger Sub 2 being the surviving company and a direct, wholly owned subsidiary of NewCleo Ltd. In connection with the consummation of the Business Combination, NewCleo Ltd. re-registered to a public limited company under the laws of England and Wales and changed its name to “newcleo plc.” No further grants will be made under the 2022 Plan or the Non-Employee Share Plan.

Calculated in accordance with Rule 457(h) under the Securities Act solely for the purpose of calculating the registration fee, based on the weighted average exercise price of $0.02288 per share of the outstanding options under the 2022 Plan and the Non-Employee Share Plan as of the date of this Registration Statement.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value $0.02288 per share
Amount Registered | shares	282,753
Proposed Maximum Offering Price per Unit	10.40
Maximum Aggregate Offering Price	$ 2,940,631.20
Fee Rate	0.01381%
Amount of Registration Fee	$ 406.10
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 shall cover any shares of the registrant’s ordinary shares, $0.02288 par value (the “Shares”) that becomes issuable in respect of the securities identified in the above table by reason of any stock dividend, stock split, recapitalization, or any other similar transaction effected without the receipt of consideration which results in an increase in the number of outstanding Shares.

Represents 282,753 Shares reserved for issuance upon the settlement of outstanding Restricted Stock Units (“RSUs”) previously granted under the 2022 Plan, which RSUs were assumed by the Registrant in connection with the Business Combination. No further grants will be made under the 2022 Plan.

Calculated in accordance with Rule 457(h) under the Securities Act solely for the purpose of calculating the registration fee, based on the per share redemption price of $10.40 as set forth in the Form F-4.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value $0.02288 per share
Amount Registered | shares	1,326,751
Proposed Maximum Offering Price per Unit	0.0228
Maximum Aggregate Offering Price	$ 30,249.92
Fee Rate	0.01381%
Amount of Registration Fee	$ 4.19
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 shall cover any shares of the registrant’s ordinary shares, $0.02288 par value (the “Shares”) that becomes issuable in respect of the securities identified in the above table by reason of any stock dividend, stock split, recapitalization, or any other similar transaction effected without the receipt of consideration which results in an increase in the number of outstanding Shares.

Represents 1,326,751 Shares reserved for issuance underlying the Company Earnout Bonus Options, as defined in the Business Combination Agreement, dated May 26, 2026, by and among NewCleo Ltd., Merger Sub 1, Merger Sub 2 and the SPAC, which effectuated the Business Combination (the “Business Combination Agreement”).

Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(h), based on the weighted average exercise price of $0.02288 per share of the outstanding options under the 2022 Plan and the Non-Employee Share Plan as of the date of this Registration Statement.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value $0.02288 per share
Amount Registered | shares	28,271
Proposed Maximum Offering Price per Unit	10.40
Maximum Aggregate Offering Price	$ 294,018.40
Fee Rate	0.01381%
Amount of Registration Fee	$ 40.60
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 shall cover any shares of the registrant’s ordinary shares, $0.02288 par value (the “Shares”) that becomes issuable in respect of the securities identified in the above table by reason of any stock dividend, stock split, recapitalization, or any other similar transaction effected without the receipt of consideration which results in an increase in the number of outstanding Shares.

Represents 28,271 Shares reserved for issuance underlying the Company Earnout Bonus RSUs, as defined in the Business Combination Agreement.

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) of the Securities Act based on the per share redemption price of $10.40 as set forth in the Form F-4.